Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

6. Cash and cash equivalents

	December 31,
	2022	2021
	$	$
Cash on hand and balances with banks	50,611	55,600
Interest-bearing deposits with maturities of three months or less	—	9,700
	50,611	65,300

The Company had restricted cash equivalents amounting to $322 at December 31, 2022 (2021 - $335). These balances consist of certificates of deposit that are used as collateral for corporate credit cards and leases.